Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2019
Share-Based Compensation Plans [Abstract]
Schedule of convertible into common shares authorized year
Year authorized	Quantity
2008	8,824,646
2013	4,036,729
2015	62,404
2017	350,000
2018	3,280,000
2019	500,000

Schedule of movement in number of stock options outstanding and weighted average exercise price

	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2017 and January 1, 2018	3,464,197	$24.85	476,410	$11.07
Granted	3,692,372		—
Forfeited	(2,650)		—
Exercised (Note 25)	(51,055)		(44,308)
Expired	—		—
Outstanding at December 31, 2018 and January 1, 2019	7,102,864	$25.56	432,102	$11.07
Granted	522,372		—
Forfeited	(62,499)		—
Exercised (Note 25)	(18,120)		(22,149)
Expired	—		—
Outstanding at December 31, 2019	7,544,617	$25.63	409,953	$11.07

Schedule of movement in the number of restricted share units outstanding
Outstanding, January 1, 2018	—
Granted	200,000
Outstanding, December 31, 2018 and January 1, 2019	200,000
Settled	(66,667)
Outstanding, December 31, 2019	133,333

Schedule of quantity of stock options exercisable and weighted average remaining life
As at December 31,	2019	2018
Time vesting option plans	4,762,335	3,689,117
Performance vesting option plans	409,953	432,102
Weighted average remaining life	7 years	7 years

Schedule of share-based compensation expense
Years ended December 31,	2019	2018	2017
Operating expenses	$16,035	$29,505	$2,856

Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model
	2019	2018	2017
Dividend yield	—%	—%	—%
Expected volatility	32.4%	31.7%	24.6%
Risk-free interest rate	2.93%	2.94%	1.83%
Expected life (years)	10	10	10